Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Securities

NOTE 2 – SECURITIES

Securities consist of the following at December 31:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value

2014
Available-for-sale:
U.S. Treasury security	$1,004	$–	$4	$1,000
U.S. Government agencies	25,228	6	155	25,079
Mortgage-backed securities of government agencies	47,696	730	79	48,347
Other mortgage-backed securities	139	2	–	141
Asset-backed securities of government agencies	2,606	3	5	2,604
State and political subdivisions	17,878	433	44	18,267
Corporate bonds	4,503	40	1	4,542
Equity securities	106	22	–	128

Total available-for-sale	99,160	1,236	288	100,108
Held-to-maturity securities
U.S. Government agencies	16,343	294	2	16,635
Mortgage-backed securities of government agencies	21,973	398	56	22,315

Total held-to-maturity	38,316	692	58	38,950
Restricted stock	4,614	–	–	4,614

Total securities	$142,090	$1,928	$346	$143,672

2013
Available-for-sale:
U.S. Treasury security	$1,005	$–	$8	$997
U.S. Government agencies	22,999	8	706	22,301
Mortgage-backed securities of government agencies	54,455	536	691	54,300
Other mortgage-backed securities	230	5	–	235
Asset-backed securities of government agencies	2,739	36	–	2,775
State and political subdivisions	16,219	371	143	16,447
Corporate bonds	4,500	44	5	4,539
Equity securities	106	23	1	128

Total available-for-sale	102,253	1,023	1,554	101,722
Held-to-maturity securities
U.S. Government agencies	19,186	–	828	18,358
Mortgage-backed securities of government agencies	25,164	–	879	24,285

Total held-to-maturity	44,350	–	1,707	42,643
Restricted stock	5,463	–	–	5,463

Total securities	$152,066	$1,023	$3,261	$149,828

The amortized cost and fair value of debt securities at December 31, 2014, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
(Dollars in thousands)	Cost	Value

Available-for-sale:
Due in one year or less	$4,649	$4,684
Due after one through five years	20,221	20,332
Due after five through ten years	23,289	23,427
Due after ten years	50,895	51,537

Total debt securities available-for-sale	$99,054	$99,980

Held-to-maturity:
Due in one year or less	$–	$–
Due after one through five years	–	–
Due after five through ten years	8,692	8,830
Due after ten years	29,624	30,120

Total debt securities held-to-maturity	$38,316	$38,950

Securities with a market value of approximately $88.4 million and $87.9 million were pledged at December 31, 2014 and 2013, respectively, to secure public deposits, as well as other deposits and borrowings as required or permitted by law.

Restricted stock primarily consists of investments in FHLB and Federal Reserve Bank stock. The Bank’s investment in FHLB stock amounted to $4.1 million and $5 million at December 31, 2014 and 2013, respectively. Federal Reserve Bank stock was $471 thousand at December 31, 2014 and 2013.

The following table shows the proceeds from sales of available-for-sale securities and the gross realized gains and losses on the sales of those securities that have been included in earnings as a result of the sales in 2014 and 2013. There were no securities sold during 2012.

(Dollars in thousands)	2014	2013

Proceeds	$2,483	$4,309

Realized gains	$133	$159
Realized losses	–	–

Net securities gains	$133	$159

The following table presents gross unrealized losses and fair value of securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31:

	Securities in a Continuous Unrealized Loss Position

	Less Than 12 Months		12 Months Or More		Total

	Gross		Gross		Gross
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
(Dollars in thousands)	Losses	Value	Losses	Value	Losses	Value

2014
Available-for-sale
U.S. Treasury security	$4	$1,000	$–	$–	$4	$1,000
U.S. Government agencies	12	5,188	143	5,856	155	11,044
Mortgage-backed securities of government agencies	40	6,348	39	4,939	79	11,287
Asset-backed securities of government agencies	5	1,603	–	–	5	1,603
State and political subdivisions	13	1,300	31	1,416	44	2,716
Corporate bonds	1	499	–	–	1	499
Held-to-maturity
U.S. Government agencies	2	998	–	–	2	998
Mortgage-backed securities of government agencies	–	–	56	9,265	56	9,265

Total temporarily impaired securities	$77	$16,936	$269	$21,476	$346	$38,412

2013
Available-for-sale
U.S. Treasury security	$8	$997	$–	$–	$8	$997
U.S. Government agencies	590	15,409	116	1,884	706	17,293
Mortgage-backed securities of government agencies	691	29,938	–	–	691	29,938
State and political subdivisions	122	3,522	21	233	143	3,755
Corporate bonds	4	1,163	1	499	5	1,662
Equity securities	–	–	1	1	1	1
Held-to-maturity
U.S. Government agencies	771	14,559	57	1,799	828	16,358
Mortgage-backed securities of government agencies	879	20,149	–	–	879	20,149

Total temporarily impaired securities	$3,065	$85,737	$196	$4,416	$3,261	$90,153

There were thirty-four (34) securities in an unrealized loss position at December 31, 2014, nineteen (19) of which were in a continuous loss position for twelve or more months. At least quarterly, the Company conducts a comprehensive security-level impairment assessment. The assessments are based on the nature of the securities, the extent and duration of the securities, the extent and duration of the loss, management’s intent to sell or if it is more likely than not that management will be required to sell a security before recovery of its amortized cost basis, which may be maturity. Management believes the Company will fully recover the cost of these securities and it does not intend to sell these securities and likely will not be required to sell them before the anticipated recovery of the remaining amortized cost basis, which may be maturity. As a result, management concluded that these securities were not other-than-temporarily impaired at December 31, 2014.